Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Financial Information on Quarterly Basis

The following tables set forth unaudited financial information on a quarterly basis for each of the last two years.

REX ENERGY CORPORATION

CONSOLIDATED STATEMENTS OF OPERATIONS

($ and Shares in Thousands Except per Share Data)

	2012
	March	June	September	December
Revenues	$33,834	$30,257	$38,929	$45,119
Costs and Expenses	30,006	(25,936)	40,671	46,157

Net Income (Loss) From Continuing Operations	3,828	56,193	(1,742)	(1,038)
Net Loss From Discontinued Operations	(5,355)	(3,050)	(258)	(2,280)

Net Income (Loss)	(1,527)	53,143	(2,000)	(3,318)
Net Income Attributable to Noncontrolling Interests	101	222	193	303

Net Income (Loss) Attributable to Rex Energy	$(1,628)	$52,921	$(2,193)	$(3,621)

Income (Loss) per Common Share Attributable to Rex Common Shareholders:
Basic—Continuing Operations Attributable to Rex Energy	$0.08	$1.08	$(0.04)	$(0.03)
Basic—Discontinued Operations	(0.11)	(0.06)	0.00	(0.04)

Basic—Net Income (Loss)	$(0.03)	$1.02	$(0.04)	$(0.07)

Basic—Weighted Average Shares Outstanding	48,744	52,009	52,036	52,278
Diluted—Continuing Operations Attributable to Rex Energy	$0.08	$1.06	$(0.04)	$(0.03)
Diluted—Discontinued Operations	(0.11)	(0.06)	0.00	(0.04)

Diluted—Net Income (Loss)	$(0.03)	$1.00	$(0.04)	$(0.07)

Diluted—Weighted Average Shares Outstanding	49,693	52,876	52,036	52,278

	2011
	March	June	September	December
Revenues	$23,147	$29,023	$30,755	$31,681
Costs and Expenses	26,680	21,226	18,089	30,532

Net Income (Loss) From Continuing Operations	(3,533)	7,797	12,666	1,149
Net Loss From Discontinued Operations	(4,069)	(4,313)	(20,812)	(4,263)

Net Income (Loss)	(7,602)	3,484	(8,146)	(3,114)
Net Income (Loss) Attributable to Noncontrolling Interests	(102)	44	44	7

Net Income (Loss) Attributable to Rex Energy	$(7,500)	$3,440	$(8,190)	$(3,121)

Income (Loss) per Common Share Attributable to Rex Common Shareholders:
Basic—Continuing Operations Attributable to Rex Energy	$(0.08)	$0.18	$0.29	$0.03
Basic—Discontinued Operations	(0.09)	(0.10)	(0.47)	(0.10)

Basic—Net Income (Loss)	$(0.17)	$0.08	$(0.18)	$(0.07)

Basic—Weighted Average Shares Outstanding	43,862	43,880	43,951	44,026
Diluted—Continuing Operations Attributable to Rex Energy	$(0.08)	$0.18	$0.29	$0.03
Diluted—Discontinued Operations	(0.09)	(0.10)	(0.47)	(0.10)

Diluted—Net Income (Loss)	$(0.17)	$0.08	$(0.18)	$(0.07)

Diluted—Weighted Average Shares Outstanding	43,862	44,451	44,384	44,567